                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA (R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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      SEMIANNUAL REPORT
      USAA SMALL CAP STOCK FUND
      FUND SHARES o INSTITUTIONAL SHARES
      JANUARY 31, 2010

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  15

    Notes to Portfolio of Investments                                         30

    Financial Statements                                                      31

    Notes to Financial Statements                                             34

EXPENSE EXAMPLE                                                               51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential.
If the Fed governors unwind the stimulus too soon,

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2  | USAA SMALL CAP STOCK FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

Batterymarch Financial Management, Inc.       Wellington Management Company, LLP

    YU-NIEN (CHARLES) KO, CFA                        TIMOTHY J. McCORMACK, CFA
    STEPHEN LANZENDORF, CFA                          SHAUN F. PEDERSEN

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o   HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2010, the Fund Shares had a total return of 11.49%. This compares to returns of 8.86% for the Russell
    2000 Index, 9.23% for the S&P SmallCap 600 Index, and 10.12% for the Lipper
    Small-Cap Core Funds Index.

    The Fund has two subadvisers. Batterymarch Financial Management, Inc.
    (Batterymarch) manages the growth portion of the Fund against the Russell
    2000 Growth Index, and Wellington Management Company, LLP (Wellington
    Management) manages the value portion of the Fund against the Russell 2000
    Value Index.

o   HOW DID THE BATTERYMARCH PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    Batterymarch uses a disciplined framework to compare U.S. small-cap stocks across multiple perspectives based on proven fundamentals. These include measures of growth and value as well as other

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

    The unmanaged Russell 2000(R) Growth Index measures the performance of those
    Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. o The unmanaged Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

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4  | USAA SMALL CAP STOCK FUND
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    dimensions such as cash flow and analyst expectations. For much of the financial crisis, our process struggled in a market that was more driven by government intervention and investor sentiment than it was by individual company fundamentals. The good news is that this situation changed during the reporting period, with market participants re-focusing on fundamentals, helping our portion of the Fund to outperform the Russell 2000 Growth Index.

    On an allocation level, we maintained close-to-benchmark sector weightings, which meant that stock selection was the key driver of performance. Stock selection in health care was particularly good, as one biotech holding,
    Human Genome Sciences, Inc., is in the approval phase of the first major drug to treat lupus in decades. We had strong stock selection in the services and distribution and consumer services sectors relative to those sectors in the Russell 2000 Growth Index.

    Stock selection detracted from performance in the technology and software and services sectors. However, we had one strong technology holding,
    Avocent Corp., which makes computer networking equipment. The stock price of Avocent Corp. gained when it was acquired by Emerson EMR. In the energy sector, our holding in Cal Dive International, Inc. detracted from results.
    Cal Dive International, Inc. is involved in underwater construction for offshore oil exploration. The firm has an attractive valuation but suffered from the general volatility in the energy sector; we continue to hold the stock and it still ranks well in our process.

o   WHAT'S BATTERYMARCH'S OUTLOOK?

    In a market where fundamentals increasingly count, we are confident in our ability to outperform the Russell 2000 Growth Index going forward. However, we are cognizant that we're still in a financial crisis. The economy is improving, but it's not going to be a straight

    Avocent Corp. and Emerson EMR were sold out of the Fund prior to January 31,
    2010.

    You will find a complete list of securities that the Fund owns on pages
    15-29.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    line up. Recoveries are generally good for small companies, both as acquisition targets and based on organic growth from strengthened consumers. We've made some minor adjustments to our process, building in some "early warning" signals to help us identify and respond to abnormal market conditions such as those in 2008 and 2009. However, our process remains focused on quality companies with good growth prospects that are reasonably priced and score well across our multiple dimensions.

o   HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

    We significantly outperformed the Russell 2000 Value Index, largely driven by security selection, which was a positive performance factor in seven of
    10 economic sectors. Results were particularly robust in the financials, industrials and information technology sectors; only in the materials, health care and consumer staples sectors did stock selection detract from
    Index-relative performance. Allocation among sectors, which is a residual of our bottom-up stock selection process, modestly detracted from relative performance, with the biggest detractors being residual exposure to cash in an up market, below-benchmark exposure to materials, and above-benchmark exposure to consumer staples.

    Top individual contributors to performance during the period (and the sector to which they belong) included Arbitron, Inc. (consumer discretionary), Xyratex Ltd. (information technology), and Zep, Inc.
    (materials). Significant contributors to absolute performance also included
    Albany International Corp. "A" (industrials) and Belden, Inc. (industrials).

    Stocks that detracted most from Index-relative performance during the period were Delphi Financial Group, Inc. "A" (financials), Sonic Corp.
    (consumer discretionary), and Lance, Inc. (consumer staples). SEACOR
    Holdings, Inc. (energy) was another significant detractor from absolute performance.

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6  | USAA SMALL CAP STOCK FUND
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o   HOW IS THE WELLINGTON MANAGEMENT PORTFOLIO POSITIONED?

    During the reporting period, we continued to find attractively valued investment opportunities in a volatile environment based on our two- to three-year time horizon. Our bottom-up focus resulted in an increase in our overweight positions in the consumer discretionary sector. We initiated a position in The Dress Barn, Inc. and added to our holdings of CEC
    Entertainment, Inc. and Sonic Corp. In the information technology sector, we added to positions in MTS Systems Corp., and Coherent, Inc., resulting in a neutral sector exposure relative to the benchmark. We eliminated positions in real estate investment trusts and trimmed exposure to Realty
    Income Corp., resulting in a decline in our exposure to financials. This was partially offset as we continued to build exposure to banks, while also adding to insurer Alleghany Corp. Energy sector exposure fell as we trimmed our positions in Whiting Petroleum Corp. and St. Mary Land &
    Exploration Co.

    The performance of the USAA Small Cap Stock Fund will reflect the volatility of investments in small-cap stocks and IPOs. o Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (Symbol: USCAX)

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                                            1/31/10                  7/31/09
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Net Assets                              $500.0 Million           $464.8 Million
Net Asset Value Per Share                   $10.58                   $9.49

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                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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7/31/09 to 1/31/10*             1 Year              5 Years            10 Years
      11.49%                    41.26%               0.41%               0.29%

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                                 EXPENSE RATIO**
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  Before Reimbursement         1.43%        After Reimbursement          1.40%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009. IMCO
HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT
THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.40% OF THE FUND
SHARES' AVERAGE DAILY NET ASSETS. IF THE FUND SHARES' TOTAL ANNUAL OPERATING
EXPENSE RATIO IS LOWER THAN 1.40%, THE FUND SHARES WILL OPERATE AT THE LOWER
EXPENSE RATIO. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED
DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY
BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA SMALL CAP STOCK FUND
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                S&P SMALLCAP     LIPPER SMALL-CAP      RUSSELL 2000     USAA SMALL CAP
                 600 INDEX       CORE FUNDS INDEX         INDEX        STOCK FUND SHARES

 1/31/00         $10,000.00         $10,000.00         $10,000.00         $10,000.00
 2/29/00          11,339.16          11,409.97          11,651.36          12,369.99
 3/31/00          10,919.90          11,247.71          10,883.18          10,408.62
 4/30/00          10,732.71          10,622.26          10,228.28           9,234.77
 5/31/00          10,414.56          10,170.69           9,632.16           8,818.72
 6/30/00          11,030.43          11,067.82          10,471.80          10,222.88
 7/31/00          10,759.65          10,723.77          10,134.89           9,784.55
 8/31/00          11,713.41          11,679.14          10,908.19          10,832.10
 9/30/00          11,394.49          11,379.00          10,587.60          10,423.48
10/31/00          11,465.79          11,036.70          10,114.97           9,472.51
11/30/00          10,272.03           9,937.63           9,076.65           7,830.61
12/31/00          11,537.40          10,902.85           9,856.18           8,454.68
 1/31/01          12,031.96          11,290.94          10,369.32           8,647.85
 2/28/01          11,297.71          10,573.72           9,688.95           7,726.60
 3/31/01          10,779.62          10,073.83           9,215.00           6,909.36
 4/30/01          11,601.28          10,876.42           9,935.89           7,607.73
 5/31/01          11,823.21          11,272.79          10,180.11           7,711.74
 6/30/01          12,256.53          11,621.35          10,531.62           7,800.89
 7/31/01          12,051.62          11,352.13           9,961.55           7,682.02
 8/31/01          11,776.86          11,034.45           9,639.81           7,407.13
 9/30/01          10,184.81           9,588.64           8,342.17           6,545.32
10/31/01          10,727.92          10,158.28           8,830.36           6,827.64
11/30/01          11,512.68          10,913.19           9,513.98           7,236.26
12/31/01          12,291.74          11,679.71          10,101.21           7,682.02
 1/31/02          12,398.94          11,541.33           9,996.15           7,734.03
 2/28/02          12,185.72          11,233.17           9,722.19           7,600.30
 3/31/02          13,148.27          12,096.29          10,503.58           8,172.36
 4/30/02          13,519.82          12,155.73          10,599.30           8,358.10
 5/31/02          12,960.22          11,702.65          10,128.89           8,023.77
 6/30/02          12,289.85          11,047.17           9,626.31           7,607.73
 7/31/02          10,554.15           9,545.63           8,172.45           7,139.67
 8/31/02          10,654.25           9,596.21           8,151.63           7,139.67
 9/30/02          10,002.24           8,916.93           7,566.23           6,686.48
10/31/02          10,322.42           9,233.84           7,808.82           6,693.91
11/30/02          10,860.13           9,915.26           8,505.71           6,931.65
12/31/02          10,493.57           9,433.55           8,032.12           6,842.50
 1/31/03          10,132.88           9,157.69           7,809.81           6,641.90
 2/28/03           9,808.65           8,871.74           7,573.84           6,471.03
 3/31/03           9,885.71           8,946.65           7,671.36           6,641.90
 4/30/03          10,688.00           9,691.62           8,398.74           7,050.52
 5/31/03          11,549.83          10,543.02           9,300.03           7,347.70
 6/30/03          11,849.94          10,785.74           9,468.34           7,533.43
 7/31/03          12,466.08          11,338.85          10,060.77           7,711.74
 8/31/03          13,072.75          11,830.27          10,522.04           7,979.20
 9/30/03          12,688.78          11,573.34          10,327.82           7,860.33
10/31/03          13,788.66          12,482.79          11,195.12           8,395.25
11/30/03          14,310.42          12,932.47          11,592.42           8,655.27
12/31/03          14,563.91          13,292.10          11,827.60           8,714.71
 1/31/04          14,982.66          13,713.22          12,341.46           8,922.73
 2/29/04          15,270.98          13,951.84          12,452.09           9,026.75
 3/31/04          15,469.99          14,103.12          12,568.14           9,145.62
 4/30/04          14,957.11          13,618.41          11,927.37           8,818.72
 5/31/04          15,185.97          13,736.94          12,117.20           8,878.16
 6/30/04          16,027.33          14,323.37          12,627.50           9,257.06
 7/31/04          15,149.12          13,568.65          11,777.25           8,781.58
 8/31/04          15,015.42          13,449.94          11,716.72           8,707.28
 9/30/04          15,807.20          14,118.78          12,266.77           9,153.05
10/31/04          16,102.03          14,349.98          12,508.23           9,331.35
11/30/04          17,478.03          15,483.22          13,593.17          10,037.15
12/31/04          17,862.55          15,733.47          13,995.53          10,350.09
 1/31/05          17,458.15          15,277.31          13,411.59          10,083.14
 2/28/05          17,958.60          15,634.25          13,638.76          10,365.34
 3/31/05          17,493.67          15,240.58          13,248.33          10,151.78
 4/30/05          16,516.59          14,417.62          12,489.61           9,656.01
 5/31/05          17,610.49          15,190.29          13,307.07          10,243.31
 6/30/05          18,183.08          15,707.99          13,820.33          10,754.33
 7/31/05          19,277.72          16,641.51          14,695.93          11,288.23
 8/31/05          18,993.50          16,487.74          14,423.45          11,051.79
 9/30/05          19,160.70          16,645.03          14,468.70          11,181.45
10/31/05          18,560.94          16,134.04          14,019.45          10,731.45
11/30/05          19,413.30          16,871.31          14,700.04          11,173.82
12/31/05          19,234.56          16,922.50          14,632.86          11,173.89
 1/31/06          20,844.80          18,211.91          15,945.02          11,774.10
 2/28/06          20,688.66          18,091.52          15,901.12          11,749.44
 3/31/06          21,703.78          18,888.40          16,672.59          12,209.88
 4/30/06          21,701.81          19,030.33          16,669.88          12,308.54
 5/31/06          20,710.76          18,111.72          15,733.69          11,683.66
 6/30/06          20,714.66          17,988.65          15,834.85          11,774.10
 7/31/06          20,002.96          17,377.74          15,319.61          11,502.77
 8/31/06          20,347.41          17,721.53          15,773.18          11,691.88
 9/30/06          20,532.37          17,804.31          15,904.50          11,872.77
10/31/06          21,549.02          18,665.67          16,820.24          12,448.32
11/30/06          22,145.92          19,209.90          17,262.70          12,900.54
12/31/06          22,142.62          19,240.96          17,320.50          12,885.83
 1/31/07          22,598.47          19,584.75          17,610.35          13,191.38
 2/28/07          22,475.82          19,628.78          17,470.61          13,217.58
 3/31/07          22,852.66          19,845.07          17,657.64          13,496.94
 4/30/07          23,362.06          20,411.41          17,974.82          13,872.34
 5/31/07          24,437.52          21,292.43          18,711.90          14,474.73
 6/30/07          24,037.31          21,077.00          18,437.27          14,247.74
 7/31/07          22,824.29          19,972.47          17,176.26          13,348.53
 8/31/07          23,252.09          20,049.91          17,565.57          13,540.59
 9/30/07          23,598.65          20,477.84          17,867.08          13,671.55
10/31/07          24,037.66          20,973.03          18,379.70          13,950.91
11/30/07          22,253.64          19,567.92          17,059.93          12,929.48
12/31/07          22,076.96          19,610.92          17,049.28          12,783.78
 1/31/08          20,997.27          18,313.42          15,886.62          11,948.36
 2/29/08          20,350.64          17,962.77          15,297.75          11,491.80
 3/31/08          20,429.42          17,808.76          15,361.83          11,326.66
 4/30/08          21,249.34          18,669.79          16,005.04          11,909.51
 5/31/08          22,187.96          19,592.30          16,740.26          12,463.21
 6/30/08          20,511.71          18,231.17          15,451.46          11,618.08
 7/31/08          20,935.12          18,279.70          16,023.26          11,724.94
 8/31/08          21,809.57          18,701.00          16,602.41          11,987.22
 9/30/08          20,336.34          16,954.06          15,279.52          10,947.81
10/31/08          16,239.14          13,339.34          12,100.93           8,781.56
11/30/08          14,341.86          11,948.71          10,669.55           7,683.87
12/31/08          15,216.84          12,631.92          11,288.82           8,169.66
 1/31/09          13,284.24          11,492.61          10,033.26           7,284.62
 2/28/09          11,693.54          10,263.12           8,813.99           6,535.73
 3/31/09          12,654.09          11,185.75           9,600.78           7,158.18
 4/30/09          14,863.08          12,952.31          11,084.90           8,101.58
 5/31/09          15,102.61          13,556.60          11,418.04           8,315.55
 6/30/09          15,319.32          13,671.89          11,586.82           8,412.81
 7/31/09          16,901.11          14,879.08          12,702.75           9,229.77
 8/31/09          17,287.84          15,335.61          13,067.00           9,492.37
 9/30/09          18,177.72          16,259.92          13,820.66          10,007.84
10/31/09          17,142.27          15,365.40          12,882.31           9,531.27
11/30/09          17,589.54          15,897.76          13,286.69           9,793.87
12/31/09          19,107.76          16,989.61          14,356.19          10,464.95
 1/31/10          18,461.18          16,385.05          13,827.71          10,289.88

                                   [END CHART]

                       *Data from 1/31/00 to 1/31/10.

                       See next page for benchmark definitions.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds
Index, and the Russell 2000 Index is calculated from the end of the month, July
31, 1999, while the Fund Shares' inception date is August 2, 1999. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o   The unmanaged S&P SmallCap 600(R) Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o   The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

o   The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000
    Index.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                            1/31/10                  7/31/09
--------------------------------------------------------------------------------
Net Assets                               $54.8 Million            $45.0 Million
Net Asset Value Per Share                  $10.61                    $9.50

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
  7/31/09 to 1/31/10**            1 Year               Since Inception 8/01/08
        11.58%                    41.90%                        -8.18%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.90%

*The USAA Small Cap Stock Fund Institutional Shares (Institutional Shares)
commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA
Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. IMCO HAS
AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES
SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES
(EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND
FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF
0.91% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. IF THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.91%,
THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER SMALL-CAP    S&P SMALLCAP   USAA SMALL CAP STOCK FUND
                 CORE FUNDS INDEX     600 INDEX        INSTITUTIONAL SHARES    RUSSELL 2000 INDEX

 7/31/2008         $10,000.00         $10,000.00           $10,000.00               $10,000.00
 8/31/2008          10,230.47          10,417.70            10,198.35                10,361.44
 9/30/2008           9,274.80           9,713.98             9,314.05                 9,535.84
10/31/2008           7,297.35           7,756.89             7,471.07                 7,552.10
11/30/2008           6,536.60           6,850.62             6,537.19                 6,658.79
12/31/2008           6,910.35           7,268.57             6,952.86                 7,045.27
 1/31/2009           6,287.09           6,345.43             6,197.84                 6,261.69
 2/28/2009           5,614.49           5,585.61             5,558.97                 5,500.74
 3/31/2009           6,119.22           6,044.43             6,098.27                 5,991.78
 4/30/2009           7,085.63           7,099.59             6,903.08                 6,918.00
 5/31/2009           7,416.20           7,214.01             7,093.91                 7,125.92
 6/30/2009           7,479.27           7,317.52             7,168.58                 7,231.25
 7/31/2009           8,139.67           8,073.09             7,882.12                 7,927.69
 8/31/2009           8,389.42           8,257.82             8,106.14                 8,155.02
 9/30/2009           8,895.07           8,682.88             8,545.88                 8,625.37
10/31/2009           8,405.72           8,188.28             8,139.33                 8,039.75
11/30/2009           8,696.95           8,401.93             8,371.64                 8,292.13
12/31/2009           9,294.25           9,127.13             8,944.13                 8,959.59
 1/31/2010           8,963.52           8,818.28             8,794.79                 8,629.78

                                   [END CHART]

                       *Data from 7/31/08 to 1/31/10.

                       See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Small Cap Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds
Index, and Russell 2000 Index is calculated from the end of the month, July 31,
2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2010
                          (% of Net Assets of the Fund)

      Carlisle Companies, Inc. ....................................  1.7%
      Zep, Inc. ...................................................  1.4%
      Belden, Inc. ................................................  1.3%
      Cato Corp. "A" ..............................................  1.3%
      Stage Stores, Inc. ..........................................  1.3%
      United Stationers, Inc. .....................................  1.2%
      Herbalife Ltd. ..............................................  1.1%
      Arbitron, Inc. ..............................................  1.1%
      Maximus, Inc. ...............................................  1.1%
      CEC Entertainment, Inc. .....................................  1.0%

      You will find a complete list of securities that the Fund owns on pages 15-29.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o SECTOR ASSET ALLOCATION* -- 1/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

      INFORMATION TECHNOLOGY                                        17.6%
      CONSUMER DISCRETIONARY                                        17.2%
      HEALTH CARE                                                   15.5%
      INDUSTRIALS                                                   15.5%
      FINANCIALS                                                    14.3%
      CONSUMER STAPLES                                               5.2%
      MATERIALS                                                      4.3%
      ENERGY                                                         4.1%
      UTILITIES                                                      2.9%
      TELECOMMUNICATION SERVICES                                     0.6%
      MONEY MARKET INSTRUMENTS                                       3.3%

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             COMMON STOCKS (97.2%)

             CONSUMER DISCRETIONARY (17.2%)
             ------------------------------
             ADVERTISING (1.1%)
   243,600   Arbitron, Inc.(a)                                                             $  6,166
                                                                                           --------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
    75,620   Carter's, Inc.*                                                                  1,956
    41,200   Fossil, Inc.*                                                                    1,345
    19,600   True Religion Apparel, Inc.*                                                       378
    88,200   UniFirst Corp.                                                                   4,431
                                                                                           --------
                                                                                              8,110
                                                                                           --------
             APPAREL RETAIL (4.3%)
    81,850   Aeropostale, Inc.*                                                               2,692
   357,564   Cato Corp. "A"                                                                   7,312
    42,169   Citi Trends, Inc.*                                                               1,313
   150,800   Dress Barn, Inc.*                                                                3,550
   108,400   Hot Topic, Inc.*                                                                   623
    18,100   Jos. A. Bank Clothiers, Inc.*                                                      759
   542,660   Stage Stores, Inc.                                                               7,011
    57,620   Stein Mart, Inc.*                                                                  455
                                                                                           --------
                                                                                             23,715
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.2%)
    22,800   ATC Technology Corp.*                                                              499
    17,700   Dorman Products, Inc.*                                                             274
    31,300   Standard Motor Products, Inc.*                                                     245
                                                                                           --------
                                                                                              1,018
                                                                                           --------
             CABLE & SATELLITE (0.2%)
    42,500   Knology, Inc.*                                                                     464
   118,500   Mediacom Communications Corp. "A"*                                                 493
    31,600   RCN Corp.*                                                                         310
                                                                                           --------
                                                                                              1,267
                                                                                           --------
             CASINOS & GAMING (0.5%)
    40,100   Bally Technologies, Inc.*                                                        1,591
    33,932   WMS Industries, Inc.*                                                            1,258
                                                                                           --------
                                                                                              2,849
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             EDUCATION SERVICES (0.5%)
   126,680   Corinthian Colleges, Inc.*(a)                                                 $  1,774
    49,400   Grand Canyon Education, Inc.*                                                      986
                                                                                           --------
                                                                                              2,760
                                                                                           --------
             FOOTWEAR (0.2%)
     8,800   Deckers Outdoor Corp.*                                                             864
                                                                                           --------
             HOME FURNISHINGS (0.4%)
    98,100   Tempur-Pedic International, Inc.*                                                2,442
                                                                                           --------
             HOMEFURNISHING RETAIL (0.3%)
    97,579   Kirklands, Inc.*                                                                 1,509
                                                                                           --------
             HOTELS, RESORTS, & CRUISE LINES (0.7%)
    10,200   Ambassadors Group, Inc.                                                            116
   121,000   Choice Hotels International, Inc.                                                3,840
                                                                                           --------
                                                                                              3,956
                                                                                           --------
             HOUSEHOLD APPLIANCES (0.9%)
   217,500   Helen of Troy Ltd.*                                                              5,126
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.2%)
    33,300   Tupperware Brands Corp.                                                          1,414
                                                                                           --------
             INTERNET RETAIL (0.3%)
    16,900   NutriSystem, Inc.                                                                  344
    72,285   PetMed Express, Inc.(a)                                                          1,332
                                                                                           --------
                                                                                              1,676
                                                                                           --------
             LEISURE PRODUCTS (0.4%)
    24,100   Polaris Industries, Inc.                                                         1,066
   136,200   Smith & Wesson Holding Corp.*(a)                                                   539
    41,832   Sturm Ruger & Co., Inc.(a)                                                         436
                                                                                           --------
                                                                                              2,041
                                                                                           --------
             MOVIES & ENTERTAINMENT (0.4%)
    12,100   Cinemark Holdings, Inc.                                                            172
   134,064   Live Nation, Inc.*                                                               1,538
    26,460   World Wrestling Entertainment, Inc. "A"                                            423
                                                                                           --------
                                                                                              2,133
                                                                                           --------
             PUBLISHING (0.7%)
    22,243   Dolan Media Co.*                                                                   220
   189,659   Valassis Communications, Inc.*                                                   3,969
                                                                                           --------
                                                                                              4,189
                                                                                           --------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             RESTAURANTS (2.4%)
    82,392   California Pizza Kitchen, Inc.*                                               $  1,137
    36,700   Carrols Restaurant Group, Inc.*                                                    232
   173,360   CEC Entertainment, Inc.*                                                         5,754
   185,340   Dominos Pizza, Inc.*                                                             2,094
    21,800   Jack in the Box, Inc.*                                                             425
    25,300   Papa John's International, Inc.*                                                   597
   367,300   Sonic Corp.*                                                                     3,096
                                                                                           --------
                                                                                             13,335
                                                                                           --------
             SPECIALIZED CONSUMER SERVICES (0.9%)
   108,138   Matthews International Corp. "A"                                                 3,661
     8,102   Spectrum Group International, Inc.*                                                 15
    38,800   Steiner Leisure Ltd.*                                                            1,546
                                                                                           --------
                                                                                              5,222
                                                                                           --------
             SPECIALTY STORES (0.8%)
    29,157   Big 5 Sporting Goods Corp.                                                         426
   129,414   Hibbett Sports, Inc.*                                                            2,746
    21,600   Tractor Supply Co.*                                                              1,090
                                                                                           --------
                                                                                              4,262
                                                                                           --------
             TIRES & RUBBER (0.3%)
    95,800   Cooper Tire & Rubber Co.                                                         1,631
                                                                                           --------
             Total Consumer Discretionary                                                    95,685
                                                                                           --------
             CONSUMER STAPLES (5.2%)
             -----------------------
             FOOD DISTRIBUTORS (0.3%)
    45,600   Spartan Stores, Inc.                                                               618
    25,458   United Natural Foods, Inc.*                                                        690
                                                                                           --------
                                                                                              1,308
                                                                                           --------
             FOOD RETAIL (0.9%)
   115,300   Casey's General Stores, Inc.                                                     3,537
    67,710   Pantry, Inc.*                                                                      912
    16,640   Weis Markets, Inc.                                                                 591
                                                                                           --------
                                                                                              5,040
                                                                                           --------
             PACKAGED FOODS & MEAT (1.9%)
    18,600   American Italian Pasta Co.*                                                        637
    48,768   Diamond Foods, Inc.                                                              1,752
    27,820   J & J Snack Foods Corp.                                                          1,163
    33,109   Lancaster Colony Corp.                                                           1,806
   178,800   Lance, Inc.                                                                      3,977
    28,544   Sanderson Farms, Inc.                                                            1,334
                                                                                           --------
                                                                                             10,669
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             PERSONAL PRODUCTS (1.6%)
   163,800   Herbalife Ltd.                                                                $  6,363
   109,803   Nu Skin Enterprises, Inc. "A"                                                    2,552
                                                                                           --------
                                                                                              8,915
                                                                                           --------
             SOFT DRINKS (0.1%)
    10,080   Coca-Cola Bottling Co. Consolidated                                                509
                                                                                           --------
             TOBACCO (0.4%)
   297,000   Alliance One International, Inc.*                                                1,512
    14,300   Universal Corp.                                                                    649
                                                                                           --------
                                                                                              2,161
                                                                                           --------
             Total Consumer Staples                                                          28,602
                                                                                           --------
             ENERGY (4.1%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
   234,020   International Coal Group, Inc.*                                                    835
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (1.7%)
   156,549   Cal Dive International, Inc.*                                                    1,102
    12,580   ENGlobal Corp.*                                                                     39
    11,771   Geokinetics, Inc.*                                                                 115
   104,575   Matrix Service Co.*                                                              1,055
   101,608   RPC, Inc.                                                                        1,255
    53,689   Seacor Holdings, Inc.*                                                           3,772
    67,993   TETRA Technologies, Inc.*                                                          711
    76,700   Willbros Group, Inc.*                                                            1,173
                                                                                           --------
                                                                                              9,222
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (2.1%)
     6,600   Contango Oil & Gas Co.*                                                            322
    78,564   Gulfport Energy Corp.*                                                             812
   176,900   Penn Virginia Corp.                                                              4,293
    64,789   St. Mary Land & Exploration Co.                                                  2,076
    40,727   W&T Offshore, Inc.                                                                 363
    57,300   Whiting Petroleum Corp.*                                                         3,814
                                                                                           --------
                                                                                             11,680
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.2%)
   138,965   CVR Energy, Inc.*                                                                1,115
                                                                                           --------
             Total Energy                                                                    22,852
                                                                                           --------
             FINANCIALS (14.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   375,200   Ares Capital Corp.                                                               4,615
    24,156   Calamos Asset Management, Inc. "A"                                                 313

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    83,680   Penson Worldwide, Inc.*(a)                                                    $    704
                                                                                           --------
                                                                                              5,632
                                                                                           --------
             CONSUMER FINANCE (1.0%)
    30,428   Credit Acceptance Corp.*(a)                                                      1,619
    62,307   Dollar Financial Corp.*                                                          1,405
    77,860   EZCORP, Inc. "A"*                                                                1,414
    42,199   First Cash Financial Services, Inc.*                                               964
                                                                                           --------
                                                                                              5,402
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    69,732   optionsXpress Holdings, Inc.                                                     1,001
                                                                                           --------
             LIFE & HEALTH INSURANCE (1.0%)
   256,900   Delphi Financial Group, Inc. "A"                                                 5,202
    19,062   FBL Financial Group, Inc. "A"                                                      342
                                                                                           --------
                                                                                              5,544
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
     9,100   Alleghany Corp.*                                                                 2,376
    11,341   Amerisafe, Inc.*                                                                   196
     8,840   AmTrust Financial Services, Inc.                                                   106
    21,418   Argo Group International Holdings Ltd.*                                            573
   107,434   Assured Guaranty Ltd.                                                            2,434
                                                                                           --------
                                                                                              5,685
                                                                                           --------
             REAL ESTATE OPERATING COMPANIES (0.1%)
    36,400   PennyMac Mortgage Investment Trust*                                                586
                                                                                           --------
             REGIONAL BANKS (4.3%)
    99,985   Cardinal Financial Corp.                                                           933
   421,984   First Busey Corp.(a)                                                             1,498
       886   First Financial Corp.                                                               24
   355,900   First Midwest Bancorp, Inc.                                                      4,687
   205,980   International Bancshares Corp.                                                   4,293
   152,100   MB Financial, Inc.                                                               3,085
    11,260   Park National Corp.(a)                                                             617
    21,240   Signature Bank*                                                                    734
    31,320   Southside Bancshares, Inc.                                                         623
     6,580   SVB Financial Group*                                                               286
   284,100   Webster Financial Corp.                                                          4,395
    45,300   Westamerica Bancorp(a)                                                           2,518
                                                                                           --------
                                                                                             23,693
                                                                                           --------
             REINSURANCE (1.9%)
   135,200   Platinum Underwriters Holdings Ltd.                                              4,902
    59,800   Reinsurance Group of America, Inc. "A"                                           2,913

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    97,002   Validus Holdings Ltd.                                                         $  2,571
                                                                                           --------
                                                                                             10,386
                                                                                           --------
             REITs - DIVERSIFIED (0.2%)
    28,300   PS Business Parks, Inc.                                                          1,355
                                                                                           --------
             REITs - OFFICE (0.4%)
    69,400   Mack-Cali Realty Corp.                                                           2,264
                                                                                           --------
             REITs - RESIDENTIAL (0.6%)
    95,500   American Campus Communities, Inc.                                                2,451
    59,140   Associated Estates Realty Corp.                                                    698
                                                                                           --------
                                                                                              3,149
                                                                                           --------
             REITs - RETAIL (0.6%)
   122,400   Realty Income Corp.(a)                                                           3,419
                                                                                           --------
             REITs - SPECIALIZED (0.6%)
   269,994   DiamondRock Hospitality Co.*                                                     2,198
    56,180   OMEGA Healthcare Investors, Inc.                                                 1,051
                                                                                           --------
                                                                                              3,249
                                                                                           --------
             SPECIALIZED FINANCE (0.7%)
    95,253   Financial Federal Corp.                                                          2,596
    39,870   Interactive Brokers Group, Inc. "A"*                                               634
    27,100   Life Partners Holdings, Inc.(a)                                                    539
                                                                                           --------
                                                                                              3,769
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   176,600   NewAlliance Bancshares, Inc.                                                     2,056
   142,800   Northwest Bancshares, Inc.                                                       1,672
    16,400   Oritani Financial Corp.                                                            215
    19,451   United Financial Bancorp, Inc.                                                     255
                                                                                           --------
                                                                                              4,198
                                                                                           --------
             Total Financials                                                                79,332
                                                                                           --------
             HEALTH CARE (15.5%)
             -------------------
             BIOTECHNOLOGY (2.8%)
   214,420   Alkermes, Inc.*                                                                  2,346
    60,200   BioCryst Pharmaceuticals, Inc.*(a)                                                 412
    96,000   Cubist Pharmaceuticals, Inc.*                                                    1,967
    73,391   Emergent BioSolutions, Inc.*                                                     1,051
   134,684   Human Genome Sciences, Inc.*                                                     3,565
   103,100   Isis Pharmaceuticals, Inc.*                                                      1,150
    96,078   Martek Biosciences Corp.*                                                        2,069
   129,837   Maxygen, Inc.*                                                                     726
    12,173   Myriad Pharmaceuticals, Inc.*                                                       57

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    16,000   Onyx Pharmaceuticals, Inc.*                                                   $    460
   234,510   PDL BioPharma, Inc.                                                              1,501
    19,200   Sangamo Biosciences, Inc.*(a)                                                      106
   106,943   SciClone Pharmaceuticals, Inc.*                                                    282
                                                                                           --------
                                                                                             15,692
                                                                                           --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    55,700   PSS World Medical, Inc.*                                                         1,143
                                                                                           --------
             HEALTH CARE EQUIPMENT (1.8%)
    50,500   American Medical Systems Holdings, Inc.*                                           969
   111,800   Cyberonics, Inc.*                                                                2,095
   104,426   Invacare Corp.                                                                   2,615
    46,270   Kensey Nash Corp.*                                                               1,121
    28,770   Sirona Dental Systems, Inc.*                                                       925
    85,650   Steris Corp.                                                                     2,234
                                                                                           --------
                                                                                              9,959
                                                                                           --------
             HEALTH CARE FACILITIES (0.6%)
   146,500   AmSurg Corp.*                                                                    3,093
    26,970   NovaMed, Inc.*(a)                                                                  111
                                                                                           --------
                                                                                              3,204
                                                                                           --------
             HEALTH CARE SERVICES (2.9%)
    41,580   Amedisys, Inc.*(a)                                                               2,285
   128,780   AMN Healthcare Services, Inc.*                                                   1,120
    81,374   CorVel Corp.*                                                                    2,454
    52,570   Emergency Medical Services Corp. "A"*                                            2,761
    86,370   Gentiva Health Services, Inc.*                                                   2,206
    65,100   LHC Group, Inc.*                                                                 2,004
   114,360   Odyssey Healthcare, Inc.*                                                        1,679
    62,893   RehabCare Group, Inc.*                                                           1,828
                                                                                           --------
                                                                                             16,337
                                                                                           --------
             HEALTH CARE SUPPLIES (1.4%)
    40,570   Haemonetics Corp.*                                                               2,297
   118,000   ICU Medical, Inc.*                                                               4,104
    43,175   Merit Medical Systems, Inc.*                                                       770
    23,580   Quidel Corp.*                                                                      313
                                                                                           --------
                                                                                              7,484
                                                                                           --------
             LIFE SCIENCES TOOLS & SERVICES (2.5%)
    25,800   Bio-Rad Laboratories, Inc. "A"*                                                  2,404
   233,710   Bruker Corp.*                                                                    2,868
   132,700   Charles River Laboratories International, Inc.*                                  4,822
   134,700   ICON plc ADR*                                                                    3,346

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    50,200   Luminex Corp.*                                                                $    679
                                                                                           --------
                                                                                             14,119
                                                                                           --------
             MANAGED HEALTH CARE (1.4%)
   195,910   Centene Corp.*                                                                   3,771
    56,900   HealthSpring, Inc.*                                                                990
   207,400   Universal American Financial Corp.*                                              2,771
                                                                                           --------
                                                                                              7,532
                                                                                           --------
             PHARMACEUTICALS (1.9%)
    22,200   Hi-Tech Pharmacal Co., Inc.*                                                       478
   152,505   Medicines Co.*                                                                   1,264
   133,965   Par Pharmaceutical Companies, Inc.*                                              3,526
   294,132   Questcor Pharmaceuticals, Inc.*                                                  1,332
    36,690   Santarus, Inc.*                                                                    174
    88,035   Valeant Pharmaceuticals International*                                           2,947
    67,350   ViroPharma, Inc.*                                                                  665
                                                                                           --------
                                                                                             10,386
                                                                                           --------
             Total Health Care                                                               85,856
                                                                                           --------
             INDUSTRIALS (15.5%)
             -------------------
             AEROSPACE & DEFENSE (0.8%)
    11,500   Cubic Corp.                                                                        449
    45,050   DynCorp International, Inc. "A"*                                                   541
    22,900   Esterline Technologies Corp.*                                                      865
   149,651   GenCorp, Inc.*                                                                     838
    51,615   Stanley, Inc.*                                                                   1,351
     5,060   Triumph Group, Inc.                                                                258
                                                                                           --------
                                                                                              4,302
                                                                                           --------
             AIRLINES (0.5%)
    87,830   AirTran Holdings, Inc.*                                                            423
    18,350   Allegiant Travel Co.*                                                              940
   224,033   Hawaiian Holdings, Inc.*                                                         1,331
                                                                                           --------
                                                                                              2,694
                                                                                           --------
             COMMERCIAL PRINTING (0.4%)
   303,515   Bowne & Co., Inc.                                                                1,994
                                                                                           --------
             CONSTRUCTION & ENGINEERING (1.3%)
    34,400   EMCOR Group, Inc.*                                                                 827
   145,843   Great Lakes Dredge & Dock Corp.                                                    862
    98,440   MasTec, Inc.*                                                                    1,210
    42,314   Michael Baker Corp.*                                                             1,651
    46,043   Orion Marine Group, Inc.*                                                          871
   103,300   Sterling Construction Co., Inc.*                                                 1,965
                                                                                           --------
                                                                                              7,386
                                                                                           --------

================================================================================

22 | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   269,300   Force Protection, Inc.*                                                       $  1,371
                                                                                           --------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
    77,600   Comfort Systems USA, Inc.                                                          910
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
    86,100   Acuity Brands, Inc.(a)                                                           3,081
   325,390   Belden, Inc.                                                                     7,428
   217,881   GT Solar International, Inc.*(a)                                                 1,253
    21,578   Powell Industries, Inc.*                                                           630
                                                                                           --------
                                                                                             12,392
                                                                                           --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    57,100   Standard Packaging Corp.*                                                          927
    26,384   Tetra Tech, Inc.*                                                                  597
                                                                                           --------
                                                                                              1,524
                                                                                           --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    47,750   Administaff, Inc.                                                                1,091
    21,000   Towers Watson & Co.                                                                916
                                                                                           --------
                                                                                              2,007
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (1.7%)
   284,400   Carlisle Companies, Inc.                                                         9,533
                                                                                           --------
             INDUSTRIAL MACHINERY (2.6%)
   258,403   Albany International Corp. "A"                                                   5,139
    79,300   Chart Industries, Inc.*                                                          1,279
    92,070   EnPro Industries, Inc.*                                                          2,242
    43,000   ESCO Technologies, Inc.                                                          1,406
   187,300   Mueller Industries, Inc.                                                         4,606
                                                                                           --------
                                                                                             14,672
                                                                                           --------
             MARINE (0.6%)
   110,151   Kirby Corp.*                                                                     3,573
                                                                                           --------
             OFFICE SERVICES & SUPPLIES (2.0%)
   496,100   ACCO Brands Corp.*                                                               3,820
    67,126   Interface, Inc. "A"                                                                545
   124,400   United Stationers, Inc.*                                                         6,787
                                                                                           --------
                                                                                             11,152
                                                                                           --------
             RAILROADS (0.8%)
   140,800   Genesee & Wyoming, Inc. "A"*                                                     4,149
                                                                                           --------
             RESEARCH & CONSULTING SERVICES (0.2%)
    46,500   Huron Consulting Group, Inc.*                                                    1,109
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             TRADING COMPANIES & DISTRIBUTORS (1.0%)
    82,556   Beacon Roofing Supply, Inc.*                                                  $  1,387
   165,600   GATX Corp.                                                                       4,342
                                                                                           --------
                                                                                              5,729
                                                                                           --------
             TRUCKING (0.3%)
    82,600   Knight Transportation, Inc.                                                      1,495
                                                                                           --------
             Total Industrials                                                               85,992
                                                                                           --------
             INFORMATION TECHNOLOGY (17.6%)
             ------------------------------
             APPLICATION SOFTWARE (2.8%)
    25,924   ACI Worldwide, Inc.*                                                               415
    71,840   Actuate Corp.*                                                                     359
    97,391   Interactive Intelligence, Inc.*                                                  1,685
   136,720   JDA Software Group, Inc.*                                                        3,583
    92,900   Mentor Graphics Corp.*                                                             745
   106,200   Net 1 U.E.P.S Technologies, Inc.*                                                1,899
    59,725   Pegasystems, Inc.                                                                1,986
   122,990   Quest Software, Inc.*                                                            2,118
    22,194   Solera Holdings, Inc.                                                              735
   215,430   TIBCO Software, Inc.*                                                            1,930
                                                                                           --------
                                                                                             15,455
                                                                                           --------
             COMMUNICATIONS EQUIPMENT (2.3%)
   278,824   3Com Corp.*                                                                      2,077
    75,800   ADC Telecommunications, Inc.*                                                      402
    28,060   ADTRAN, Inc.                                                                       595
   143,000   ARRIS Group, Inc.*                                                               1,436
    26,640   Aviat Networks Inc.*                                                               192
   128,600   Bigband Networks, Inc.*                                                            404
    69,470   InterDigital, Inc.*                                                              1,722
    20,700   Loral Space & Communications, Inc.*                                                589
    70,800   Netgear, Inc.*                                                                   1,461
   114,050   Oplink Communications, Inc.*                                                     1,694
    42,300   SeaChange International, Inc.*                                                     274
   143,260   Tekelec*                                                                         2,146
                                                                                           --------
                                                                                             12,992
                                                                                           --------
             COMPUTER HARDWARE (0.9%)
   114,896   Cray, Inc.*                                                                        542
   159,400   Diebold, Inc.                                                                    4,235
                                                                                           --------
                                                                                              4,777
                                                                                           --------
             COMPUTER STORAGE & PERIPHERALS (1.2%)
   208,286   Electronics for Imaging, Inc.*                                                   2,414
    42,500   Isilon Systems, Inc.*                                                              263

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

   213,830   Novatel Wireless, Inc.*                                                       $  1,599
   236,900   Quantum Corp.*                                                                     607
   126,900   Xyratex Ltd.*                                                                    1,740
                                                                                           --------
                                                                                              6,623
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
    73,520   CSG Systems International, Inc.*                                                 1,427
    83,840   Euronet Worldwide, Inc.*                                                         1,712
   139,490   Global Cash Access Holdings, Inc.*                                               1,130
    98,780   Heartland Payment Systems, Inc.                                                  1,410
    89,050   TeleTech Holdings, Inc.*                                                         1,695
    42,438   TNS, Inc.*                                                                         972
    90,800   VeriFone Holdings, Inc.*                                                         1,615
    50,600   Wright Express Corp.*                                                            1,486
                                                                                           --------
                                                                                             11,447
                                                                                           --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    52,900   Coherent, Inc.*                                                                  1,570
    94,130   MTS Systems Corp.                                                                2,422
                                                                                           --------
                                                                                              3,992
                                                                                           --------
             ELECTRONIC MANUFACTURING SERVICES (0.4%)
    13,000   CTS Corp.                                                                           99
    50,900   Multi-Fineline Electronix, Inc.*                                                 1,215
   253,398   Nam Tai Electronics, Inc.*                                                       1,214
                                                                                           --------
                                                                                              2,528
                                                                                           --------
             INTERNET SOFTWARE & SERVICES (1.0%)
   163,900   Art Technology Group, Inc.*                                                        734
    39,940   Digital River, Inc.*                                                             1,004
   172,800   EarthLink, Inc.                                                                  1,401
    89,390   J2 Global Communications, Inc.*                                                  1,836
    65,800   ValueClick, Inc.*                                                                  609
                                                                                           --------
                                                                                              5,584
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (1.6%)
    77,075   Acxiom Corp.*                                                                    1,185
    23,800   CACI International, Inc. "A"*                                                    1,142
   121,900   Maximus, Inc.                                                                    5,834
    38,200   SRA International, Inc. "A"*                                                       658
                                                                                           --------
                                                                                              8,819
                                                                                           --------
             OFFICE ELECTRONICS (0.6%)
   124,000   Zebra Technologies Corp. "A"*                                                    3,236
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             SEMICONDUCTOR EQUIPMENT (0.4%)
     8,000   FEI Co.*                                                                      $    166
    75,800   Kulicke & Soffa Industries, Inc.*                                                  350
    49,500   Tessera Technologies, Inc.*                                                        850
    49,440   Ultratech, Inc.*                                                                   674
                                                                                           --------
                                                                                              2,040
                                                                                           --------
             SEMICONDUCTORS (1.8%)
    57,657   Actel Corp.*                                                                       635
   112,670   Advanced Analogic Technologies, Inc.*                                              376
   214,791   Applied Micro Circuits Corp.*                                                    1,575
   120,660   Cirrus Logic, Inc.*                                                                823
    43,758   IXYS Corp.*                                                                        305
   186,980   Lattice Semiconductor Corp.*                                                       484
   117,218   Micrel, Inc.                                                                       876
   170,798   MIPS Technologies, Inc.*                                                           659
   124,000   RF Micro Devices, Inc.*                                                            477
    32,480   Semtech Corp.*                                                                     487
   124,130   Skyworks Solutions, Inc.*                                                        1,575
    22,100   Standard Microsystems Corp.*                                                       441
   193,200   TriQuint Semiconductor, Inc.*                                                    1,159
                                                                                           --------
                                                                                              9,872
                                                                                           --------
             SYSTEMS SOFTWARE (1.7%)
    27,800   FalconStor Software, Inc.*                                                          96
    72,600   Progress Software Corp.*                                                         2,042
    50,920   Sybase, Inc.*                                                                    2,071
   155,754   TeleCommunication Systems, Inc. "A"*                                             1,364
   223,300   Websense, Inc.*                                                                  4,138
                                                                                           --------
                                                                                              9,711
                                                                                           --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
    31,380   SYNNEX Corp.*                                                                      831
                                                                                           --------
             Total Information Technology                                                    97,907
                                                                                           --------
             MATERIALS (4.3%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
    71,584   LSB Industries, Inc.*                                                              941
                                                                                           --------
             FOREST PRODUCTS (0.6%)
    80,400   Deltic Timber Corp.                                                              3,611
                                                                                           --------
             METAL & GLASS CONTAINERS (0.7%)
   108,300   AptarGroup, Inc.                                                                 3,843
                                                                                           --------

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             PAPER PACKAGING (0.6%)
   102,720   Boise, Inc.*                                                                  $    530
    65,400   Rock-Tenn Co. "A"                                                                2,792
                                                                                           --------
                                                                                              3,322
                                                                                           --------
             SPECIALTY CHEMICALS (1.9%)
    56,430   Innophos Holdings, Inc.                                                          1,104
   134,160   Omnova Solutions, Inc.*                                                            759
   123,510   PolyOne Corp.*                                                                     920
   343,400   Zep, Inc.                                                                        7,596
                                                                                           --------
                                                                                             10,379
                                                                                           --------
             STEEL (0.3%)
   144,100   General Steel Holdings, Inc.*(a)                                                   552
    92,800   Worthington Industries, Inc.                                                     1,343
                                                                                           --------
                                                                                              1,895
                                                                                           --------
             Total Materials                                                                 23,991
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.4%)
    24,200   Cogent Communications Group, Inc.*                                                 264
   106,720   PAETEC Holding Corp.*                                                              338
   183,180   Premiere Global Services, Inc.*                                                  1,480
                                                                                           --------
                                                                                              2,082
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    16,100   NTELOS Holdings Corp.                                                              262
    84,320   USA Mobility, Inc.                                                                 876
                                                                                           --------
                                                                                              1,138
                                                                                           --------
             Total Telecommunication Services                                                 3,220
                                                                                           --------
             UTILITIES (2.9%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
   141,900   UniSource Energy Corp.                                                           4,362
     5,540   Unitil Corp.                                                                       121
   162,700   Weststar Energy, Inc.                                                            3,470
                                                                                           --------
                                                                                              7,953
                                                                                           --------
             GAS UTILITIES (1.4%)
   111,500   Atmos Energy Corp.                                                               3,080
    56,150   New Jersey Resources Corp.                                                       2,049
     7,100   South Jersey Industries, Inc.                                                      272
    74,500   WGL Holdings, Inc.                                                               2,364
                                                                                           --------
                                                                                              7,765
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             WATER UTILITIES (0.0%)
     5,710   Consolidated Water Co. Ltd.(a)                                                $     77
                                                                                           --------
             Total Utilities                                                                 15,795
                                                                                           --------
             Total Common Stocks (cost: $479,586)                                           539,232
                                                                                           --------

             MONEY MARKET INSTRUMENTS (3.3%)

             MONEY MARKET FUNDS (3.3%)
18,411,952   State Street Institutional Liquid Reserve Fund, 0.13%(b) (cost: $18,412)        18,412
                                                                                           --------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (3.9%)

             MONEY MARKET FUNDS (1.4%)
 7,719,801   BlackRock Liquidity Funds TempFund Portfolio, 0.11%(b)                           7,720
                                                                                           --------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (2.5%)
    $9,100   Credit Suisse First Boston LLC, 0.11%, acquired on 1/29/2010 and due 2/01/2010 at $9,100 (collateralized by $9,150 of
                U.S. Treasury, 3.63%, due 8/15/2019; market value $9,287)                     9,100
     4,700   Deutsche Bank Securities, Inc., 0.11%, acquired on 1/29/2010 and due 2/01/2010 at $4,700 (collateralized by $4,796 of
                Fannie Mae(c), 0.09%(d), due 5/10/2010; market value $4,795)                  4,700
                                                                                           --------
             Total Repurchase Agreements                                                     13,800
                                                                                           --------
             Total Short-Term Investments Purchased With
                Cash Collateral From Securities Loaned (cost: $21,520)                       21,520
                                                                                           --------

             TOTAL INVESTMENTS (COST: $519,518)                                            $579,164
                                                                                           ========

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                           $539,232               $     -             $-    $539,232

Money Market Instruments:
  Money Market Funds                        18,412                     -              -      18,412

Short-Term Investments
  Purchased with Cash Collateral
  from Securities Loaned:
  Money Market Funds                         7,720                     -              -       7,720
  Repurchase Agreements                          -                13,800              -      13,800
---------------------------------------------------------------------------------------------------
Total                                     $565,364               $13,800             $-    $579,164
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.

  REIT   Real estate investment trust

o SPECIFIC NOTES

  (a) The security or a portion thereof was out on loan as of January 31, 2010.

  (b) Rate represents the money market fund annualized seven-day yield at
      January 31, 2010.

  (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
      U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $21,519) (cost of $519,518)                          $ 579,164
   Cash                                                                                136
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                              132
         Nonaffiliated transactions                                                    559
      Dividends and interest                                                           227
      Securities sold                                                                2,740
      Other                                                                             88
                                                                                 ---------
         Total assets                                                              583,046
                                                                                 ---------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              21,520
      Securities purchased                                                           5,763
      Capital shares redeemed (nonaffiliated transactions)                             391
   Accrued management fees                                                             350
   Accrued transfer agent's fees                                                        62
   Other accrued expenses and payables                                                  83
                                                                                 ---------
         Total liabilities                                                          28,169
                                                                                 ---------
            Net assets applicable to capital shares outstanding                  $ 554,877
                                                                                 =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $ 636,430
   Accumulated undistributed net investment income                                     545
   Accumulated net realized loss on investments                                   (141,744)
   Net unrealized appreciation of investments                                       59,646
                                                                                 ---------
            Net assets applicable to capital shares outstanding                  $ 554,877
                                                                                 =========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $500,042/47,264 shares outstanding)             $   10.58
                                                                                 =========
      Institutional Shares (net assets of $54,835/5,170 shares outstanding)      $   10.61
                                                                                 =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 3,780
   Interest                                                                   16
   Securities lending (net)                                                  277
                                                                         -------
         Total income                                                      4,073
                                                                         -------
EXPENSES
   Management fees                                                         1,931
   Administration and servicing fees:
      Fund Shares                                                            366
      Institutional Shares                                                    13
   Transfer agent's fees:
      Fund Shares                                                          1,017
      Institutional Shares                                                    13
   Custody and accounting fees:
      Fund Shares                                                             59
      Institutional Shares                                                     6
   Postage:
      Fund Shares                                                             42
   Shareholder reporting fees:
      Fund Shares                                                             21
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             20
   Professional fees                                                          42
   Other                                                                       8
                                                                         -------
         Total expenses                                                    3,543
   Transfer agent's fees reimbursed (Note 7E):
      Fund Shares                                                            (47)
                                                                         -------
         Net expenses                                                      3,496
                                                                         -------
NET INVESTMENT INCOME                                                        577
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      13,160
   Change in net unrealized appreciation/depreciation                     42,513
                                                                         -------
         Net realized and unrealized gain                                 55,673
                                                                         -------
   Increase in net assets resulting from operations                      $56,250
                                                                         =======

See accompanying notes to financial statements.

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended July 31,
2009

--------------------------------------------------------------------------------

                                                                       1/31/2010        7/31/2009
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment income                                               $    577        $     173
    Net realized gain (loss) on investments                               13,160         (107,569)
    Net realized loss on foreign currency transactions                         -               (1)
    Change in net unrealized appreciation/depreciation
       of investments                                                     42,513           10,975
                                                                        -------------------------
       Increase (decrease) in net assets resulting from operations        56,250          (96,422)
                                                                        -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Fund Shares                                                             -             (273)
       Institutional Shares*                                                   -              (30)
                                                                        -------------------------
          Total distributions of net investment income                         -             (303)
                                                                        -------------------------
    Return of Capital
       Fund Shares                                                             -             (149)
       Institutional Shares*                                                   -              (28)
                                                                        -------------------------
          Total distributions of return of capital                             -             (177)
                                                                        -------------------------
       Distributions to shareholders                                           -             (480)
                                                                        -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
    Fund Shares                                                          (15,838)          44,615
    Institutional Shares*                                                  4,730           40,424
                                                                        -------------------------
          Total net increase (decrease) in net assets from
             capital share transactions                                  (11,108)          85,039
                                                                        -------------------------
    Capital contribution from USAA Transfer Agency Company:
          Institutional Shares*                                                -               10
                                                                        -------------------------
    Net increase (decrease) in net assets                                 45,142          (11,853)

NET ASSETS
    Beginning of period                                                  509,735          521,588
                                                                        -------------------------
    End of period                                                       $554,877        $ 509,735
                                                                        =========================
Accumulated undistributed (overdistribution of)
    net investment income:
    End of period                                                       $    545        $     (32)
                                                                        =========================

*Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Small
Cap Stock Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares)
and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public.
The Target Funds are managed by USAA Investment Management Company (the
Manager), an affiliate of the Fund.

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

       to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

       General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.
    Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31,
    2010, custodian and other bank credits reduced the Fund's expenses by less than $500.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.3% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of
$73,680,000, for federal income tax purposes, which, if not offset by

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

subsequent capital gains, will expire between 2016 and 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                    ------------------------------------------
                       EXPIRES                       BALANCE
                    ------------                   -----------
                        2016                       $ 5,400,000
                        2017                        68,280,000
                                                   -----------
                                        Total      $73,680,000
                                                   ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$87,543,000 and $91,460,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $89,989,000 and $30,343,000, respectively, resulting in net unrealized appreciation of $59,646,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $277,000, which is net of the 20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $21,519,000 and received cash collateral of $21,520,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                           SIX-MONTH
                                         PERIOD ENDED           YEAR ENDED
                                           1/31/2010            7/31/2009
-------------------------------------------------------------------------------
                                      SHARES     AMOUNT     SHARES      AMOUNT
                                      -----------------------------------------
FUND SHARES:
Shares sold                            5,538    $ 57,311     15,868    $132,281
Shares issued from reinvested
   dividends                               0           0         52         418
Shares redeemed                       (7,230)    (73,149)   (10,180)    (88,084)
                                      -----------------------------------------
Net increase (decrease) from
   capital share transactions         (1,692)   $(15,838)     5,740    $ 44,615
                                      =========================================
INSTITUTIONAL SHARES
   (INITIATED ON AUGUST 1, 2008):
Shares sold                            2,368    $ 24,531      5,127    $ 43,583
Shares issued from reinvested
   dividends                               0           0          7          58
Shares redeemed                       (1,934)    (19,801)      (398)     (3,217)
                                      -----------------------------------------
Net increase from capital
   share transactions                    434    $  4,730      4,736    $ 40,424
                                      =========================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100%
    of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
    Small-Cap Core Funds Index over the performance period. The Lipper
    Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

    numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,931,000, which included a performance adjustment for the Fund Shares and Institutional
    Shares of $(93,000) and $(2,000), respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were (0.04)% and (0.01)%, respectively.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc.
    (Batterymarch) and Wellington Management Company, LLP (Wellington
    Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays
    Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington
    Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2010, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of
    $665,000 and $960,000, respectively.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2010, the Fund Shares and Institutional Shares
    incurred administration and servicing fees, paid or payable to the Manager, of $366,000 and $13,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $12,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Fund Shares and the Institutional shares to 1.40% and 0.91%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2010, the Fund did not incur any reimbursable expenses from the Manager for the Fund Shares or the Institutional Shares.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the
    Institutional Shares'

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

    average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,017,000 and $13,000, respectively.

    During the six-month period ended January 31, 2010, SAS reimbursed the Fund
    Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $132,000 and a payable for capital shares redeemed of less than $500 for the Target Funds' purchases and redemptions of Institutional
Shares. As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.5%
USAA Target Retirement 2020 Fund                                        1.3
USAA Target Retirement 2030 Fund                                        2.9
USAA Target Retirement 2040 Fund                                        3.5
USAA Target Retirement 2050 Fund                                        1.7

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

48  | USAA SMALL CAP STOCK FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                             YEAR ENDED JULY 31,
                                  -----------------------------------------------------------------------------------
                                      2010              2009           2008           2007          2006         2005
                                  -----------------------------------------------------------------------------------

Net asset value at
   beginning of period            $   9.49          $  12.07       $  15.29       $  13.99      $  14.80     $  11.82
                                  -----------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income (loss)        .01               (00)(b)        .00(b)         .04             -          .00(a),(b)
   Net realized and
      unrealized gain (loss)          1.08             (2.57)         (1.72)          2.17           .26         3.34(a)
                                  -----------------------------------------------------------------------------------
Total from investment operations      1.09             (2.57)         (1.72)          2.21           .26         3.34(a)
                                  -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                 -              (.01)          (.01)          (.02)            -         (.01)
   Realized capital gains                -                 -          (1.49)          (.89)        (1.07)        (.35)
   Return of capital                     -              (.00)(b)          -              -             -            -
                                  -----------------------------------------------------------------------------------
Total distributions                      -              (.01)         (1.50)          (.91)        (1.07)        (.36)
                                  -----------------------------------------------------------------------------------
Net asset value at end of period  $  10.58          $   9.49       $  12.07       $  15.29      $  13.99     $  14.80
                                  ===================================================================================
Total return (%)*                    11.49(f)         (21.28)        (12.16)         16.05(c)       1.90        28.54
Net assets at end of period (000) $500,042          $464,755       $521,588       $514,204      $375,167     $311,167
Ratios to average net assets:**
   Expenses (%)(d)                    1.36(e),(f)       1.40           1.31           1.32(c)       1.30         1.34
   Expenses, excluding
      reimbursements (%)(d)           1.36(e),(f)       1.43           1.31           1.32(c)       1.30         1.34
   Net investment income (%)           .17(e)            .02            .03            .25           .11          .02
Portfolio turnover (%)                  17                70             84            110            66           69

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $483,104,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      (.00%)(+)         (.00%)(+)      (.00%)(+)      (.01%)        (.01%)       (.03%)
    + Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) During the period ended January 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED        PERIOD ENDED
                                                 JANUARY 31,           JULY 31,
                                                    2010               2009***
                                                --------------------------------

Net asset value at beginning of period           $  9.50              $ 12.10
                                                 ----------------------------
Income (loss) from investment operations:
   Net investment income                             .03                  .03(a)
   Net realized and unrealized gain (loss)          1.08                (2.60)(a)
                                                 ----------------------------
Total from investment operations                    1.11                (2.57)(a)
                                                 ----------------------------
Less distributions from:
   Net investment income                               -                 (.02)
   Return of capital                                   -                 (.01)
                                                 ----------------------------
Total distributions                                    -                 (.03)
                                                 ----------------------------
Net asset value at end of period                 $ 10.61              $  9.50
                                                 ============================
Total return (%)*                                  11.68               (21.18)
Net assets at end of period (000)                $54,835              $44,980
Ratios to average net assets:**
   Expenses (%)(b),(c)                               .89                  .90
   Net investment income (%)(b)                      .60                  .40
Portfolio turnover (%)                                17                   70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $52,734,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

50  | USAA SMALL CAP STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                 BEGINNING          ENDING         DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE    AUGUST 1, 2009 -
                               AUGUST 1, 2009  JANUARY 31, 2010   JANUARY 31, 2010
                               ---------------------------------------------------

FUND SHARES
Actual                           $1,000.00         $1,114.90           $7.14

Hypothetical
  (5% return before expenses)     1,000.00          1,018.45            6.82

INSTITUTIONAL SHARES
Actual                            1,000.00          1,116.80            4.75

Hypothetical
  (5% return before expenses)     1,000.00          1,020.72            4.53

* Expenses are equal to the annualized expense ratio of 1.34% for Fund Shares and 0.89% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of 11.49% for Fund Shares and 11.68% for Institutional Shares for the
  six-month period of August 1, 2009, through January 31, 2010.

================================================================================

52  | USAA SMALL CAP STOCK FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40053-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    MARCH 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 1, 2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    MARCH 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.